Leases - Schedule of Maturities of Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2026 (after June 30)	$ 146
2027	342
2028	234
2029	8
Total undiscounted lease liability	730
Less: Imputed interest	(63)
Present value of lease liabilities	$ 667	$ 641